Note 7 Amount of payment deferral and financing with public guarantees of the Group (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Amount of payment deferral and financing with public guarantees of the Group [Line Items]
Operations with payment deferral	€ 18,103	€ 21,931
Operations financing with public guarantee	13,955	16,093
Total operations with payment deferral and guarantees	€ 32,059	€ 38,025
Credit investment percentage	8.20%	10.90%
Current [Member]
Amount of payment deferral and financing with public guarantees of the Group [Line Items]
Operations with payment deferral	€ 0	€ 189
Finished [Member]
Amount of payment deferral and financing with public guarantees of the Group [Line Items]
Operations with payment deferral	18,103	21,743
Number of clients [Member]
Amount of payment deferral and financing with public guarantees of the Group [Line Items]
Operations with payment deferral	1,791,756	2,188,720
Operations financing with public guarantee	€ 248,009	€ 264,809